Expenses from salaries and employee benefits (Details) - Schedule of expense for employee benefit obligation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Expense For Employee Benefit Obligation Abstract
Expenses for short-term employee benefit	$ 491,696	$ 427,434	$ 383,078
Expenses for employee benefits due to termination of employment contract	27,381	16,221	22,994
Training expenses	2,596	1,956	1,832
Expenses for nursery and kindergarten	1,403	1,536	1,518
Other personnel expenses	5,150	3,805	47,754
Total	$ 528,226	$ 450,952	$ 457,176